CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 2,786	$ 1,205	$ 1,482
Other comprehensive income/(loss), net of tax:
Change in unrealized gain/(loss) on marketable securities, net	333	205	(291)
Change in unrealized foreign exchange differences	6	13	38
Change in actuarial (loss)/gain relating to pension	(7)	(25)	(3)
Change in unrealized gain/(loss) on interest rate swaps in VIEs and subsidiaries	3	20	21
Deconsolidation of subsidiaries	0	0	(63)
Other comprehensive (loss)/income:	335	213	(298)
Total comprehensive income for the period	3,121	1,418	1,184
Comprehensive income attributable to the non-controlling interest	134	111	111
Comprehensive income attributable to the parent	$ 2,987	$ 1,307	$ 1,073